Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of Cash and cash equivalents [Line Items]
Schedule of cash and cash equivalents [Text Block]
(a)	This caption is made up as follows:

	2018	2017
	US$(000)	US$(000)

Cash	347	327
Bank accounts (b)	57,078	51,953
Time deposits (c)	311,775	162,271
	369,200	214,551

(b)	Bank accounts earn interest at floating rates based on market rates.

(c)
As of December 31, 2018 and 2017, time deposits were kept in prime financial institutions, which generated interest at annual market rates and had original maturities of less than 90 days, according to the immediate cash needs of the Group.

Minera Yanacocha SRL and subsidiary [Member]
Disclosure of Cash and cash equivalents [Line Items]
Disclosure of detailed information about cash and cash equivalents [Text Block]
(a)	This caption is made up as follows:

	2018	2017
	US$(000)	US$(000)

Petty cash	33	34
Bank accounts	111,319	48,995
Term deposits (b)	611,856	625,985

	723,208	675,014

Disclosure of detailed information about term deposits [Text Block]
(b)	The term deposit balance is made up as follows:

	2018	2017
	US$(000)	US$(000)

Citi Bank	210,361	206,824
JP Morgan	401,495	419,161

	611,856	625,985

Sociedad Minera Cerro Verde S.A.A. [Member]
Disclosure of Cash and cash equivalents [Line Items]
Disclosure of detailed information about cash and cash equivalents [Text Block]
This item is made up as follows:

	December 31, 2018	December 31, 2017
	US$(000)	US$(000)

Cash in banks	3,679	3,500
Cash equivalents (a)	497,503	596,527

	501,182	600,027

(a)
Cash equivalents as of December 31, 2018, includes short-term deposits with Scotiabank Peru of US$125.0 million, BBVA Continental Peru of US$50.0 million, Citibank NY of US$42.9 million and Banco de Credito de Peru of US$5.9 million and a portfolio of investments in highly marketable liquid investments (investments classified as “AAA” by Standard & Poor’s and Moody’s) of US$273.7 million, which yield variable returns, and are classified as cash equivalents because they are readily convertible to known amounts of cash and management plans to use them for its short-term cash needs. Because of the short maturity of these investments (i.e., less than 90 days), the carrying amount of these investments corresponds to their fair value at the date of the financial statements. Changes in the fair value of these investments are insignificant.